Redeemable Convertible Preferred and Common Stock - Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Shares Authorized	186,879,326	6,287,978
Shares Issued	125,762,535	6,234,955
Shares Outstanding	125,762,535	6,234,955
Liquidation Amount	$ 41,791	$ 40,272
Carrying Amount	$ 39,225	$ 40,016
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issue Price per share		$ 1.02
Shares Authorized		2,941,176
Shares Issued		2,941,176
Shares Outstanding		2,941,176
Liquidation Amount		$ 3,000
Carrying Amount		$ 2,911
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issue Price per share		$ 11.32
Shares Authorized		3,346,802
Shares Issued		3,293,779
Shares Outstanding		3,293,779
Liquidation Amount		$ 37,272
Carrying Amount		$ 37,105
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Issue Price per share	$ 0.33
Shares Authorized	186,879,326
Shares Issued	125,762,535
Shares Outstanding	125,762,535
Liquidation Amount	$ 41,791
Carrying Amount	$ 39,225